UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

CLEARBRIDGE

SMALL CAP GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Growth Fund for the six-month reporting period ended April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	ClearBridge Small Cap Growth Fund

Investment commentary

Economic review

The pace of U.S. economic activity moderated during the six months ended April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

ClearBridge Small Cap Growth Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016, the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the six months ended April 30, 2016. The market edged higher during the first month of the reporting period, but then declined over the next three months. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied sharply in March 2016 and ticked modestly higher in April, as U.S. economic data was generally positive, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, for the six months ended April 30, 2016, the S&P 500 Indexiv gained 0.43%.

Looking at the U.S. stock market more closely, mid-cap stocks, as measured by the Russell Midcap Indexv, generated the strongest returns, as they gained 0.81% over the reporting period. In contrast, small-cap stocks generated the weakest results, with the Russell 2000 Indexvi falling 1.90%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, returned 0.22%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned -1.64% and 1.87%, respectively, during the six months ended April 30, 2016.

Performance review

For the six months ended April 30, 2016, Class A shares of ClearBridge Small Cap Growth Fund, excluding sales charges, returned -6.19%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexx, returned -4.96% for the same period. The Lipper Small-Cap Growth Funds Category Average1 returned -4.98% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 570 funds in the Fund’s Lipper category, and excluding sales charges.

IV	ClearBridge Small Cap Growth Fund

Performance Snapshot as of April 30, 2016 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Growth Fund:
Class 1[1]	-6.08%
Class A	-6.19%
Class C	-6.50%
Class FI	-6.16%
Class R	-6.29%
Class I	-6.02%
Class IS	-5.95%
Russell 2000 Growth Index	-4.96%
Lipper Small-Cap Growth Funds Category Average[2]	-4.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2016, gross total annual operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.00%, 1.24%, 1.95%, 1.21%, 1.49%, 0.91% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

RISKS: Equity securities are subject to price and market fluctuations. Investments in small and medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas

[1]

The Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on July 26, 2007 may continue to hold those shares but may not add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 570 funds in the Fund’s Lipper category, and excluding sales charges.

ClearBridge Small Cap Growth Fund	V

Investment commentary (cont’d)

investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

VI	ClearBridge Small Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016 and October 31, 2015. The Fund is actively managed. As a result the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-6.08%	$1,000.00	$939.20	1.06%	$5.11	Class 1	5.00%	$1,000.00	$1,019.59	1.06%	$5.32
Class A	-6.19	1,000.00	938.10	1.28	6.17	Class A	5.00	1,000.00	1,018.50	1.28	6.42
Class C	-6.50	1,000.00	935.00	1.99	9.57	Class C	5.00	1,000.00	1,014.97	1.99	9.97
Class FI	-6.16	1,000.00	938.40	1.28	6.17	Class FI	5.00	1,000.00	1,018.50	1.28	6.42
Class R	-6.29	1,000.00	937.10	1.51	7.27	Class R	5.00	1,000.00	1,017.35	1.51	7.57
Class I	-6.02	1,000.00	939.80	0.92	4.44	Class I	5.00	1,000.00	1,020.29	0.92	4.62
Class IS	-5.95	1,000.00	940.50	0.78	3.76	Class IS	5.00	1,000.00	1,020.98	0.78	3.92

2	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

[1]	For the six months ended April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2016

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 13.3%
Auto Components — 1.7%
Fox Factory Holding Corp.	992,888	$17,186,891	*
Gentherm Inc.	800,419	29,407,394	*
Total Auto Components		46,594,285
Distributors — 2.3%
Core-Mark Holding Co., Inc.	748,154	61,094,256
Diversified Consumer Services — 1.0%
LifeLock Inc.	2,219,310	25,832,768	*
Hotels, Restaurants & Leisure — 2.8%
Buffalo Wild Wings Inc.	361,867	48,367,143	*
Noodles & Co.	1,048,469	11,690,429	*
Red Robin Gourmet Burgers Inc.	212,810	13,802,857	*
Total Hotels, Restaurants & Leisure		73,860,429
Internet & Catalog Retail — 0.4%
Liberty TripAdvisor Holdings Inc., Class A Shares	539,480	11,900,929	*
Media — 1.7%
Lions Gate Entertainment Corp.	1,995,002	44,289,045
Specialty Retail — 3.4%
Hibbett Sports Inc.	757,076	27,330,443	*
Monro Muffler Brake Inc.	912,335	63,151,829
Total Specialty Retail		90,482,272
Total Consumer Discretionary		354,053,984
Consumer Staples — 2.1%
Food & Staples Retailing — 2.1%
Casey’s General Stores Inc.	491,471	55,044,752
Energy — 1.5%
Energy Equipment & Services — 1.5%
Newpark Resources Inc.	3,374,266	15,757,822	*
TETRA Technologies Inc.	3,552,809	25,580,225	*
Total Energy		41,338,047
Financials — 7.1%
Banks — 3.5%
SVB Financial Group	293,415	30,597,316	*
Western Alliance Bancorp	1,699,041	62,150,920	*
Total Banks		92,748,236
Capital Markets — 2.9%
Financial Engines Inc.	1,556,366	50,130,549

See Notes to Financial Statements.

4	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Capital Markets — continued
WisdomTree Investments Inc.	2,493,013	$27,148,911
Total Capital Markets		77,279,460
Insurance — 0.7%
American Equity Investment Life Holding Co.	1,309,938	18,339,132
Total Financials		188,366,828
Health Care — 22.1%
Biotechnology — 1.3%
Acorda Therapeutics Inc.	852,013	22,024,536	*
MiMedx Group Inc.	1,591,414	11,983,347	*
Total Biotechnology		34,007,883
Health Care Equipment & Supplies — 6.0%
Endologix Inc.	2,514,488	28,187,410	*
Insulet Corp.	1,834,463	61,087,618	*
Integra LifeSciences Holdings Corp.	574,944	40,717,534	*
Novadaq Technologies Inc.	2,037,094	22,815,453	*
Penumbra Inc.	109,579	5,972,056	*
Total Health Care Equipment & Supplies		158,780,071
Health Care Providers & Services — 3.0%
Diplomat Pharmacy Inc.	1,120,326	33,934,675	*
Mednax Inc.	432,987	30,867,643	*
Surgery Partners Inc.	932,563	15,191,451	*
Total Health Care Providers & Services		79,993,769
Health Care Technology — 5.2%
athenahealth Inc.	444,554	59,259,048	*
Medidata Solutions Inc.	1,521,344	66,376,239	*
Vocera Communications Inc.	1,198,087	14,041,580	*
Total Health Care Technology		139,676,867
Life Sciences Tools & Services — 4.6%
Cambrex Corp.	551,928	26,625,007	*
ICON PLC	771,361	52,128,576	*
INC Research Holdings Inc., Class A Shares	908,078	43,705,794	*
Total Life Sciences Tools & Services		122,459,377
Pharmaceuticals — 2.0%
Pacira Pharmaceuticals Inc.	973,056	52,652,060	*
Total Health Care		587,570,027
Industrials — 14.6%
Aerospace & Defense — 2.6%
Astronics Corp.	342,585	12,658,516	*

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2016

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Aerospace & Defense — continued
Orbital ATK Inc.	659,532	$57,379,284
Total Aerospace & Defense		70,037,800
Air Freight & Logistics — 1.1%
XPO Logistics Inc.	1,016,091	30,624,983	*
Building Products — 1.9%
Trex Co. Inc.	1,058,604	50,230,760	*
Commercial Services & Supplies — 3.2%
Copart Inc.	1,054,103	45,157,773	*
US Ecology Inc.	877,715	39,523,506
Total Commercial Services & Supplies		84,681,279
Machinery — 4.7%
Chart Industries Inc.	1,013,955	26,099,201	*
IDEX Corp.	640,410	52,449,579
Tennant Co.	864,392	46,167,177
Total Machinery		124,715,957
Trading Companies & Distributors — 1.1%
H&E Equipment Services Inc.	1,422,280	28,772,724
Total Industrials		389,063,503
Information Technology — 36.8%
Electronic Equipment, Instruments & Components — 5.1%
FEI Co.	747,979	66,585,091
MTS System Corp.	662,395	37,239,847
OSI Systems Inc.	647,496	32,951,071	*
Total Electronic Equipment, Instruments & Components		136,776,009
Internet Software & Services — 12.5%
comScore Inc.	1,037,520	31,768,862	*
Cornerstone OnDemand Inc.	1,353,340	46,487,229	*
Cvent Inc.	629,368	22,248,159	*
Envestnet Inc.	917,513	28,791,558	*
GrubHub Inc.	711,250	18,648,975	*
LivePerson Inc.	2,970,537	17,971,749	*(a)
Marketo Inc.	1,968,722	43,292,197	*
MercadoLibre Inc.	381,747	47,676,383
MINDBODY Inc., Class A Shares	976,849	13,294,915	*(a)
New Relic Inc.	167,547	4,319,361	*
OPOWER Inc.	1,058,395	8,361,320	*
Wix.com Ltd.	512,043	12,657,703	*
XO Group Inc.	678,542	11,983,052	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Internet Software & Services — continued
Zillow Group Inc., Class C Shares	1,048,073	$25,195,675	*
Total Internet Software & Services		332,697,138
IT Services — 3.3%
Cardtronics Inc.	724,291	28,551,552	*
MAXIMUS Inc.	1,126,369	59,584,920
Total IT Services		88,136,472
Semiconductors & Semiconductor Equipment — 3.7%
Integrated Device Technology Inc.	2,011,620	38,784,034	*
Monolithic Power Systems Inc.	733,891	45,809,476
Ultratech Inc.	666,444	14,455,170	*
Total Semiconductors & Semiconductor Equipment		99,048,680
Software — 12.2%
Aspen Technology Inc.	1,158,019	44,039,463	*
Barracuda Networks Inc.	1,815,266	31,984,987	*
BroadSoft Inc.	1,143,663	44,791,561	*
Fortinet Inc.	2,011,986	65,409,665	*
HubSpot Inc.	327,897	14,522,558	*
Imperva Inc.	852,888	39,642,234	*
Monotype Imaging Holdings Inc.	802,405	17,676,982
Qualys Inc.	1,057,586	26,630,016	*
Varonis Systems Inc.	472,794	9,054,005	*
Verint Systems Inc.	891,543	30,169,815	*
Total Software		323,921,286
Total Information Technology		980,579,585
Materials — 1.3%
Chemicals — 1.3%
Balchem Corp.	546,147	33,511,580
Total Common Stocks (Cost — $2,170,406,781)		2,629,528,306
Preferred Stocks — 1.0%
Consumer Discretionary — 0.1%
Media — 0.1%
Turn Inc., Series E Shares	878,957	2,953,296	(b)(c)(d)
Information Technology — 0.9%
Software — 0.9%
AppDynamics Inc., Series E Shares	690,354	9,499,271	(b)(c)(d)
Datastax Inc.	891,687	3,325,992	(b)(c)(d)
DocuSign Inc.	628,342	9,632,483	(b)(c)(d)
Total Information Technology		22,457,746
Total Preferred Stocks (Cost — $32,563,515)		25,411,042

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

ClearBridge Small Cap Growth Fund

Security	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes — 0.0%
Consumer Discretionary — 0.0%
Media — 0.0%
Turn Inc., Subordinated Convertible Promissory Note (Cost — $273,359)	1.48%	3/2/23	$273,359	$273,359	(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $2,203,243,655)				2,655,212,707

			Shares
Short-Term Investments — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $842,932)	0.468%		842,932	842,932
Total Investments — 99.8% (Cost — $2,204,086,587#)				2,656,055,639
Other Assets in Excess of Liabilities — 0.2%				4,860,701
Total Net Assets — 100.0%				$2,660,916,340

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At April 30, 2016, the total market value of investments in Affiliated Companies was $31,266,664 and the cost was $43,506,906 (See Note 8).

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Restricted security (See Note 9).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments in unaffiliated securities, at value (Cost — $2,160,579,681)	$2,624,788,975
Investments in affiliated securities, at value (Cost — $43,506,906)	31,266,664
Receivable for Fund shares sold	10,737,789
Receivable for securities sold	7,298,652
Dividends and interest receivable	266,564
Prepaid expenses	93,081
Total Assets	2,674,451,725

Liabilities:
Payable for Fund shares repurchased	9,958,147
Investment management fee payable	1,674,302
Service and/or distribution fees payable	239,529
Trustees’ fees payable	26,274
Accrued expenses	1,637,133
Total Liabilities	13,535,385
Total Net Assets	$2,660,916,340

Net Assets:
Par value (Note 7)	$1,046
Paid-in capital in excess of par value	2,176,149,573
Accumulated net investment loss	(27,216,558)
Accumulated net realized gain on investments	60,013,227
Net unrealized appreciation on investments	451,969,052
Total Net Assets	$2,660,916,340

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2016

Net Assets:
Class 1	$2,999,792
Class A	$795,358,161
Class C	$43,513,951
Class FI	$11,436,855
Class R	$81,752,244
Class I	$1,175,054,048
Class IS	$550,801,289

Shares Outstanding:
Class 1	119,500
Class A	32,279,815
Class C	2,124,671
Class FI	461,974
Class R	3,377,981
Class I	45,187,693
Class IS	21,037,181

Net Asset Value:
Class 1 (and redemption price)	$25.10
Class A (and redemption price)	$24.64
Class C*	$20.48
Class FI (and redemption price)	$24.76
Class R (and redemption price)	$24.20
Class I (and redemption price)	$26.00
Class IS (and redemption price)	$26.18
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$26.14

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2016

Investment Income:
Dividends	$7,184,949
Interest	22,742
Less: Foreign taxes withheld	(54,279)
Total Investment Income	7,153,412

Expenses:
Investment management fee (Note 2)	10,308,891
Transfer agent fees (Note 5)	2,274,832
Service and/or distribution fees (Notes 2 and 5)	1,542,377
Fund accounting fees	111,192
Trustees’ fees	105,545
Registration fees	57,960
Shareholder reports	36,636
Insurance	24,872
Audit and tax fees	23,481
Legal fees	23,146
Custody fees	8,029
Miscellaneous expenses	11,155
Total Expenses	14,528,116
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(156,263)
Net Expenses	14,371,853
Net Investment Loss	(7,218,441)

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	57,476,495
Investment transactions in affiliated securities	4,018,509
Net Realized Gain	61,495,004
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	(217,445,507)
Affiliated investments	(15,912,333)
Change in Net Unrealized Appreciation (Depreciation)	(233,357,840)
Net Loss on Investments	(171,862,836)
Decrease in Net Assets From Operations	$(179,081,277)

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2016 (unaudited) and the Year Ended October 31, 2015	2016	2015

Operations:
Net investment loss	$(7,218,441)	$(22,505,833)
Net realized gain	61,495,004	35,684,498
Change in net unrealized appreciation (depreciation)	(233,357,840)	(55,591,270)
Decrease in Net Assets From Operations	(179,081,277)	(42,412,605)

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(36,228,200)	(142,600,977)
Decrease in Net Assets From Distributions to Shareholders	(36,228,200)	(142,600,977)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	288,029,646	908,379,125
Reinvestment of distributions	30,587,951	121,075,489
Cost of shares repurchased	(614,046,416)	(1,433,043,464)
Decrease in Net Assets From Fund Share Transactions	(295,428,819)	(403,588,850)
Decrease in Net Assets	(510,738,296)	(588,602,432)

Net Assets:
Beginning of period	3,171,654,636	3,760,257,068
End of period*	$2,660,916,340	$3,171,654,636
*Includes accumulated net investment loss of:	$(27,216,558)	$(19,998,117)

See Notes to Financial Statements.

12	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.05	$28.51	$27.98	$20.28	$17.01	$15.89

Income (loss) from operations:
Net investment loss	(0.07)	(0.16)	(0.17)	(0.11)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	(1.55)	(0.20)	1.43	8.22	3.35	1.26
Total income (loss) from operations	(1.62)	(0.36)	1.26	8.11	3.27	1.12

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$25.10	$27.05	$28.51	$27.98	$20.28	$17.01
Total return[3]	(6.08)%	(1.36)%	4.64%	40.82%	19.22%	7.05%

Net assets, end of period (000s)	$3,000	$3,360	$3,740	$4,155	$3,333	$3,260

Ratios to average net assets:
Gross expenses	1.06%[4]	1.00%	1.20%	1.28%	1.37%	1.40%
Net expenses[5]	1.06 [4]	1.00	1.20	1.21 [6]	1.07 [6]	1.11 [6]
Net investment loss	(0.54) [4]	(0.56)	(0.63)	(0.45)	(0.41)	(0.80)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares less the 12b-1 differential of 0.25% through December 31, 2012. Effective January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.59	$28.11	$27.61	$20.02	$16.84	$15.77

Income (loss) from operations:
Net investment loss	(0.09)	(0.22)	(0.19)	(0.14)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	(1.53)	(0.20)	1.42	8.14	3.30	1.25
Total income (loss) from operations	(1.62)	(0.42)	1.23	8.00	3.18	1.07

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$24.64	$26.59	$28.11	$27.61	$20.02	$16.84
Total return[3]	(6.19)%	(1.60)%	4.59%	40.80%	18.88%	6.79%

Net assets, end of period (000s)	$795,358	$1,029,339	$1,385,983	$1,281,477	$494,454	$447,192

Ratios to average net assets:
Gross expenses	1.32%[4]	1.24%	1.26%	1.24%	1.32%	1.36%
Net expenses	1.28 [4,5,6]	1.24 [5]	1.24 [5,6]	1.24 [5]	1.32	1.36
Net investment loss	(0.76) [4]	(0.81)	(0.68)	(0.60)	(0.65)	(1.04)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective December 1, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$22.23	$23.84	$23.70	$17.37	$14.73	$13.92

Income (loss) from operations:
Net investment loss	(0.15)	(0.35)	(0.33)	(0.25)	(0.25)	(0.30)
Net realized and unrealized gain (loss)	(1.27)	(0.16)	1.20	6.99	2.89	1.11
Total income (loss) from operations	(1.42)	(0.51)	0.87	6.74	2.64	0.81

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$20.48	$22.23	$23.84	$23.70	$17.37	$14.73
Total return[3]	(6.50)%	(2.29)%	3.81%	39.75%	17.92%	5.82%

Net assets, end of period (000s)	$43,514	$52,659	$65,841	$73,290	$46,347	$50,760

Ratios to average net assets:
Gross expenses	1.99%[4]	1.95%	1.99%	1.97%	2.17%	2.25%
Net expenses	1.99 [4,5]	1.95 [5]	1.99 [5]	1.97 [5]	2.17	2.25
Net investment loss	(1.44) [4]	(1.51)	(1.41)	(1.25)	(1.53)	(1.94)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective December 1, 2012, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.71	$28.23	$27.73	$20.11	$16.91	$15.84

Income (loss) from operations:
Net investment loss	(0.09)	(0.22)	(0.20)	(0.14)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	(1.53)	(0.20)	1.43	8.17	3.32	1.25
Total income (loss) from operations	(1.62)	(0.42)	1.23	8.03	3.20	1.07

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$24.76	$26.71	$28.23	$27.73	$20.11	$16.91
Total return[3]	(6.16)%	(1.60)%	4.61%	40.72%	18.92%	6.76%

Net assets, end of period (000s)	$11,437	$11,971	$16,925	$12,426	$5,675	$2,933

Ratios to average net assets:
Gross expenses	1.28%[4]	1.21%	1.26%	1.28%	1.40%	1.50%
Net expenses[5]	1.28 [4]	1.21	1.26 [6]	1.27 [6]	1.34 [6]	1.34 [6]
Net investment loss	(0.77) [4]	(0.78)	(0.73)	(0.61)	(0.64)	(1.02)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.15	$27.73	$27.31	$19.85	$16.73	$15.69

Income (loss) from operations:
Net investment loss	(0.12)	(0.29)	(0.26)	(0.20)	(0.15)	(0.21)
Net realized and unrealized gain (loss)	(1.50)	(0.19)	1.41	8.07	3.27	1.25
Total income (loss) from operations	(1.62)	(0.48)	1.15	7.87	3.12	1.04

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$24.20	$26.15	$27.73	$27.31	$19.85	$16.73
Total return[3]	(6.29)%	(1.85)%	4.34%	40.49%	18.65%	6.63%

Net assets, end of period (000s)	$81,752	$92,794	$105,205	$84,555	$23,562	$12,921

Ratios to average net assets:
Gross expenses	1.51%[4]	1.49%	1.51%	1.47%	1.54%	1.56%
Net expenses[5]	1.51 [4]	1.49	1.50 [6]	1.46 [6]	1.53 [6]	1.52 [6]
Net investment loss	(0.99) [4]	(1.05)	(0.95)	(0.87)	(0.80)	(1.21)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.99	$29.44	$28.79	$20.78	$17.40	$16.21

Income (loss) from operations:
Net investment loss	(0.05)	(0.14)	(0.11)	(0.09)	(0.03)	(0.10)
Net realized and unrealized gain (loss)	(1.61)	(0.21)	1.49	8.51	3.41	1.29
Total income (loss) from operations	(1.66)	(0.35)	1.38	8.42	3.38	1.19

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$26.00	$27.99	$29.44	$28.79	$20.78	$17.40
Total return[3]	(6.02)%	(1.28)%	4.93%	41.34%	19.43%	7.34%

Net assets, end of period (000s)	$1,175,054	$1,382,509	$1,619,438	$1,184,864	$194,392	$78,316

Ratios to average net assets:
Gross expenses	0.92%[4]	0.91%	0.91%	0.90%	0.90%	0.85%
Net expenses[5]	0.92 [4]	0.91	0.91	0.90	0.90	0.85
Net investment loss	(0.41) [4]	(0.47)	(0.37)	(0.36)	(0.14)	(0.54)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.16	$29.57	$28.88	$20.83	$17.43	$16.23

Income (loss) from operations:
Net investment loss	(0.03)	(0.10)	(0.08)	(0.02)	(0.03)	(0.09)
Net realized and unrealized gain (loss)	(1.62)	(0.21)	1.50	8.48	3.43	1.29
Total income (loss) from operations	(1.65)	(0.31)	1.42	8.46	3.40	1.20

Less distributions from:
Net realized gains	(0.33)	(1.10)	(0.73)	(0.41)	—	—
Total distributions	(0.33)	(1.10)	(0.73)	(0.41)	—	—

Net asset value, end of period	$26.18	$28.16	$29.57	$28.88	$20.83	$17.43
Total return[3]	(5.95)%	(1.14)%	5.06%	41.43%	19.51%	7.39%

Net assets, end of period (000s)	$550,801	$588,299	$546,823	$265,070	$160,605	$164,630

Ratios to average net assets:
Gross expenses	0.78%[4]	0.78%	0.78%	0.79%	0.80%	0.81%
Net expenses[5]	0.78 [4]	0.78	0.78	0.79	0.80	0.81
Net investment loss	(0.27) [4]	(0.35)	(0.27)	(0.07)	(0.14)	(0.50)

Portfolio turnover rate	5%	14%	16%	27%	14%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2016.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

20	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$2,629,528,306	—	—	$2,629,528,306
Preferred stocks:
Consumer discretionary	—	—	$2,953,296	2,953,296
Information technology	—	—	22,457,746	22,457,746
Convertible bonds & notes	—	—	273,359	273,359
Total long-term investments	$2,629,528,306	—	$25,684,401	$2,655,212,707
Short-term investments†	842,932	—	—	842,932
Total investments	$2,630,371,238	—	$25,684,401	$2,656,055,639

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

22	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended April 30, 2016, fees waived and/or expenses reimbursed amounted to $156,263.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There was a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 1.00% per year until no CDSC was incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2016, LMIS and its affiliates retained sales charges of $25,469 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B1	Class C
CDSCs	$30	$257	$246

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

24	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$144,865,899
Sales	498,560,214

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$673,521,131
Gross unrealized depreciation	(221,552,079)
Net unrealized appreciation	$451,969,052

4. Derivative instruments and hedging activities

At April 30, 2016, the Fund did not have any derivative instruments outstanding.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$4,249
Class A	$1,039,845	1,193,524
Class B1	43,810	31,970
Class C	234,811	48,578
Class FI	13,861	14,029
Class R	210,050	94,974
Class I	—	882,003
Class IS	—	5,505
Total	$1,542,377	$2,274,832

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$147,128
Class B1	9,135
Class C	—
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$156,263

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Net Realized Gains:
Class 1	$40,727	$143,616
Class A	11,221,125	53,446,702
Class B1	156,988	734,162
Class C	776,247	3,003,211
Class FI	149,524	642,837
Class R	1,153,093	4,103,271
Class I	15,929,136	60,474,231
Class IS	6,801,360	20,052,947
Total	$36,228,200	$142,600,977

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	1,490	$40,727	5,192	$143,616
Shares repurchased	(6,190)	(157,108)	(12,185)	(343,673)
Net decrease	(4,700)	$(116,381)	(6,993)	$(200,057)

26	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,858,700	$70,124,430	10,942,282	$301,446,270
Shares issued on reinvestment	391,364	10,512,032	1,804,685	49,178,557
Shares repurchased	(9,687,052)	(250,565,290)	(23,341,391)	(635,412,059)
Net decrease	(6,436,988)	$(169,928,828)	(10,594,424)	$(284,787,232)

Class B1
Shares sold	939	$19,935	3,557	$80,112
Shares issued on reinvestment	7,166	156,445	32,640	732,121
Shares repurchased	(502,447)	(10,031,393)	(239,810)	(5,499,382)
Net decrease	(494,342)	$(9,855,013)	(203,613)	$(4,687,149)

Class C
Shares sold	62,120	$1,272,668	177,729	$4,164,146
Shares issued on reinvestment	29,058	650,622	108,615	2,489,458
Shares repurchased	(335,502)	(6,758,818)	(679,351)	(15,853,808)
Net decrease	(244,324)	$(4,835,528)	(393,007)	$(9,200,204)

Class FI
Shares sold	88,514	$2,104,998	88,083	$2,456,391
Shares issued on reinvestment	5,540	149,524	23,487	642,837
Shares repurchased	(80,243)	(1,856,260)	(263,060)	(7,065,757)
Net increase (decrease)	13,811	$398,262	(151,490)	$(3,966,529)

Class R
Shares sold	275,954	$6,553,985	661,667	$18,153,934
Shares issued on reinvestment	39,999	1,056,361	142,858	3,837,170
Shares repurchased	(486,636)	(11,855,332)	(1,050,037)	(28,772,152)
Net decrease	(170,683)	$(4,244,986)	(245,512)	$(6,781,048)

Class I
Shares sold	6,324,742	$162,317,095	13,644,689	$399,830,656
Shares issued on reinvestment	397,894	11,264,390	1,540,074	44,046,111
Shares repurchased	(10,925,582)	(283,049,402)	(20,806,322)	(607,376,095)
Net decrease	(4,202,946)	$(109,467,917)	(5,621,559)	$(163,499,328)

Class IS
Shares sold	1,778,361	$45,636,535	6,198,250	$182,247,616
Shares issued on reinvestment	237,201	6,757,850	696,090	20,005,619
Shares repurchased	(1,868,698)	(49,772,813)	(4,494,410)	(132,720,538)
Net increase	146,864	$2,621,572	2,399,930	$69,532,697

[1]

On April 29, 2016, the Fund converted 369,077 Class B shares into 298,827 Class A shares, valued at $7,363,086. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended April 30, 2016:

	Affiliate Value at October 31, 2015	Purchased		Sold		Dividend Income	Affiliate Value at April 30, 2016	Realized Gain (Loss)
Company		Cost	Shares	Cost	Shares
LivePerson Inc.	$23,674,381	$359,690	52,901	$1,553,569	117,541	—	$17,971,749	$(796,151)
MINDBODY Inc.	15,512,534	270,007	17,396	502,354	32,397	—	13,294,915	(73,155)
Trex Co. Inc.*	65,020,450	994,606	28,483	24,516,824	634,083	—	—	4,887,815
	$104,207,365	$1,624,303		$26,572,747		—	$31,266,664	$4,018,509

*	This security is no longer an affiliate company as of April 30, 2016.

9. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at 4/30/2016	Value per Share/Face Amount	Percent of Net Assets
AppDynamics Inc., Series E Shares	690,354	7/14	$6,836,023	$9,499,271	$13.76	0.36%
Datastax Inc.	891,687	8/14	6,399,994	3,325,992	3.73	0.12
DocuSign Inc.	628,342	4/15	11,996,997	9,632,483	15.33	0.36
Turn Inc., Series E Shares	878,957	12/13	7,330,501	2,953,296	3.36	0.11
Turn Inc., Subordinated Convertible Promissory Note	$273,359	3/16	273,359	273,359	100.00	0.01
			$32,836,874	$25,684,401		0.96%

28	ClearBridge Small Cap Growth Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

ClearBridge Small Cap Growth Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for the five- and ten-year periods, but performed below the median performance of the funds in the Performance Universe for the one- and three-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was below the Lipper

30	ClearBridge Small Cap Growth Fund

category average during the third quarter and year-to-date period. The Trustees noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s long-term performance and with management’s efforts to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 12 institutional small-cap growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all institutional small-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, but was lower than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group, but was

ClearBridge Small Cap Growth Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

lower than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

32	ClearBridge Small Cap Growth Fund

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

ClearBridge Small Cap Growth Fund	33

ClearBridge

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926. (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011195 6/16 SR16-2785

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016